LVIP BlackRock Advantage Allocation Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–47.51%
U.S. MARKETS–28.26%
Aerospace & Defense–0.30%
†Axon Enterprise	53	$ 4,807
Lockheed Martin	521	199,689
†Mercury Systems	128	9,915
Northrop Grumman	39	12,304
		226,715
Air Freight & Logistics–0.07%
FedEx	173	43,513
United Parcel Service Class B	78	12,997
		56,510
Airlines–0.05%
†Alaska Air Group	497	18,205
†American Airlines Group	1,445	17,759
		35,964
Auto Components–0.02%
†Aptiv	176	16,136
		16,136
Automobiles–0.34%
†Ford Motor	5,501	36,637
†Tesla	525	225,230
		261,867
Banks–0.61%
Citigroup	2,272	97,946
First Horizon National	4,271	40,276
JPMorgan Chase & Co.	158	15,211
M&T Bank	218	20,076
Pinnacle Financial Partners	455	16,193
PNC Financial Services Group	124	13,629
Synovus Financial	656	13,887
Webster Financial	260	6,867
Wells Fargo & Co.	10,401	244,527
		468,612
Beverages–0.52%
Brown-Forman Class B	594	44,740
Coca-Cola	354	17,477
PepsiCo	2,434	337,352
		399,569
Biotechnology–0.66%
AbbVie	1,256	110,013
†Alexion Pharmaceuticals	177	20,254
†Alnylam Pharmaceuticals	92	13,395
Amgen	446	113,355
†Biogen	116	32,907
†BioMarin Pharmaceutical	135	10,271
†Exact Sciences	91	9,277
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology (continued)
Gilead Sciences	892	$ 56,366
†Incyte	190	17,051
†Moderna	207	14,645
†Regeneron Pharmaceuticals	71	39,744
†Seattle Genetics	111	21,722
†Vertex Pharmaceuticals	173	47,077
		506,077
Building Products–0.18%
Allegion	1,272	125,814
Lennox International	48	13,085
		138,899
Capital Markets–0.86%
Cboe Global Markets	162	14,214
Charles Schwab	2,311	83,728
CME Group	74	12,381
FactSet Research Systems	164	54,920
Interactive Brokers Group Class A	158	7,636
Intercontinental Exchange	653	65,333
MarketAxess Holdings	83	39,972
Moody's	302	87,535
MSCI	103	36,748
S&P Global	509	183,545
T. Rowe Price Group	543	69,623
		655,635
Chemicals–0.70%
Ecolab	1,163	232,414
PPG Industries	1,062	129,649
Sherwin-Williams	243	169,308
		531,371
Communications Equipment–0.58%
†Arista Networks	35	7,243
Cisco Systems	10,213	402,290
Ubiquiti	58	9,666
†ViaSat	715	24,589
		443,788
Consumer Finance–0.19%
American Express	1,262	126,515
†LendingTree	50	15,345
		141,860
Distributors–0.09%
Genuine Parts	680	64,716
		64,716
LVIP BlackRock Advantage Allocation Fund–1

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Diversified Consumer Services–0.04%
†Bright Horizons Family Solutions	218	$ 33,145
		33,145
Diversified Financial Services–0.30%
†Berkshire Hathaway Class B	1,075	228,910
		228,910
Electric Utilities–0.28%
Avangrid	1,684	84,975
Eversource Energy	455	38,015
†IDACORP	9	719
NextEra Energy	279	77,439
Xcel Energy	185	12,767
		213,915
Electrical Equipment–0.00%
Rockwell Automation	8	1,765
		1,765
Electronic Equipment, Instruments & Components–0.11%
Dolby Laboratories Class A	171	11,334
FLIR Systems	670	24,020
National Instruments	807	28,810
†Zebra Technologies Class A	88	22,216
		86,380
Entertainment–0.46%
†Netflix	310	155,009
†Spotify Technology	123	29,836
†Walt Disney	1,333	165,399
		350,244
Equity Real Estate Investment Trusts–0.53%
American Tower	812	196,285
Equinix	113	85,894
Prologis	192	19,319
QTS Realty Trust Class A	396	24,956
SBA Communications	252	80,257
		406,711
Food & Staples Retailing–0.69%
Casey's General Stores	103	18,298
Costco Wholesale	458	162,590
Walgreens Boots Alliance	2,783	99,966
Walmart	1,763	246,661
		527,515
Food Products–0.12%
Hormel Foods	446	21,805
JBS	6,178	22,761
Kellogg	764	49,347
		93,913
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Gas Utilities–0.02%
UGI	452	$ 14,907
		14,907
Health Care Equipment & Supplies–0.86%
Abbott Laboratories	1,646	179,134
†Align Technology	53	17,350
†Boston Scientific	1,390	53,112
†DexCom	29	11,955
†Edwards Lifesciences	722	57,630
†IDEXX Laboratories	219	86,091
†Masimo	115	27,147
Medtronic	1,185	123,145
†Penumbra	140	27,213
ResMed	113	19,372
Stryker	250	52,092
		654,241
Health Care Providers & Services–1.18%
†1Life Healthcare	444	12,592
Anthem	84	22,562
Cigna	220	37,270
CVS Health	4,735	276,524
†Guardant Health	167	18,667
†Henry Schein	439	25,805
Humana	243	100,575
McKesson	80	11,914
UnitedHealth Group	1,274	397,195
		903,104
Health Care Technology–0.16%
Cerner	1,409	101,857
†Teladoc Health	64	14,031
†Veeva Systems Class A	18	5,061
		120,949
Hotels, Restaurants & Leisure–0.44%
†Caesars Entertainment	1,046	58,639
Dunkin' Brands Group	578	47,344
†Hyatt Hotels Class A	603	32,182
†International Game Technology	1,191	13,256
McDonald's	427	93,722
MGM Resorts International	1,121	24,382
Wendy's	1,296	28,894
Yum! Brands	413	37,707
		336,126
Household Products–0.66%
Colgate-Palmolive	2,781	214,554
Procter & Gamble	2,059	286,181
		500,735

LVIP BlackRock Advantage Allocation Fund–2

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Industrial Conglomerates–0.67%
3M	2,280	$ 365,210
General Electric	9,068	56,494
Roper Technologies	235	92,851
		514,555
Insurance–0.65%
Aflac	552	20,065
Allstate	418	39,351
American Financial Group	149	9,980
Aon Class A	283	58,383
CNA Financial	3,286	98,547
First American Financial	476	24,233
Hanover Insurance Group	229	21,338
Marsh & McLennan	1,198	137,411
Progressive	171	16,189
Prudential Financial	491	31,188
Travelers	227	24,559
Unum Group	688	11,579
		492,823
Interactive Media & Services–1.60%
†Alphabet Class A	261	382,522
†Alphabet Class C	211	310,086
†Cargurus	787	17,023
†Facebook Class A	969	253,781
†Twitter	5,715	254,317
		1,217,729
Internet & Direct Marketing Retail–1.23%
†Amazon.com	299	941,470
		941,470
IT Services–1.86%
Accenture Class A	147	33,220
Mastercard Class A	1,242	420,007
†PayPal Holdings	2,220	437,407
Visa Class A	2,634	526,721
		1,417,355
Leisure Products–0.03%
Polaris	192	21,240
		21,240
Life Sciences Tools & Services–0.39%
Agilent Technologies	238	24,024
†Illumina	463	143,104
Thermo Fisher Scientific	277	122,301
†Waters	58	11,349
		300,778
Machinery–0.41%
Cummins	78	16,471
Deere & Co.	258	57,181
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Machinery (continued)
Donaldson	296	$ 13,740
Illinois Tool Works	309	59,702
Lincoln Electric Holdings	154	14,174
Snap-on	149	21,922
Toro	321	26,948
Xylem	1,218	102,458
		312,596
Media–0.34%
Comcast Class A	2,707	125,226
Sirius XM Holdings	24,777	132,805
		258,031
Multiline Retail–0.16%
†Dollar Tree	367	33,522
†Kohl's	810	15,009
†Nordstrom	5,981	71,294
		119,825
Multi-Utilities–0.02%
Consolidated Edison	158	12,292
		12,292
Personal Products–0.08%
Estee Lauder Class A	285	62,201
		62,201
Pharmaceuticals–1.21%
Bristol-Myers Squibb	1,034	62,340
†Catalent	109	9,337
Eli Lilly & Co.	138	20,427
Johnson & Johnson	2,449	364,607
Merck & Co.	2,952	244,868
Pfizer	4,096	150,323
Zoetis	426	70,448
		922,350
Professional Services–0.11%
†CoStar Group	8	6,788
IHS Markit	727	57,077
ManpowerGroup	167	12,246
Robert Half International	116	6,141
		82,252
Real Estate Management & Development–0.02%
†Howard Hughes	222	12,787
		12,787
Semiconductors & Semiconductor Equipment–1.32%
Analog Devices	1,983	231,495
Applied Materials	1,250	74,313
Intel	3,981	206,136
NVIDIA	659	356,664

LVIP BlackRock Advantage Allocation Fund–3

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Semiconductors & Semiconductor Equipment (continued)
†Silicon Laboratories	307	$ 30,040
Skyworks Solutions	446	64,893
Texas Instruments	318	45,407
		1,008,948
Software–2.81%
†Adobe	117	57,380
†Atlassian Class A	140	25,623
†Autodesk	170	39,272
†Cadence Design Systems	391	41,692
CDK Global	21	915
†Fortinet	113	13,313
†HubSpot	118	34,483
Microsoft	5,685	1,195,726
Oracle	633	37,790
†Palo Alto Networks	11	2,692
†Paylocity Holding	116	18,725
†RingCentral Class A	11	3,021
†salesforce.com	1,192	299,574
†ServiceNow	383	185,755
†Teradata	1,292	29,328
†VMware Class A	724	104,017
†Zoom Video Communications Class A	112	52,652
		2,141,958
Specialty Retail–1.44%
†CarMax	308	28,308
†Five Below	142	18,034
Foot Locker	406	13,410
†Gap	3,934	66,996
Home Depot	1,804	500,989
†L Brands	885	28,152
†O'Reilly Automotive	92	42,419
Tiffany & Co.	233	26,993
†TJX	6,193	344,641
Tractor Supply	209	29,958
		1,099,900
Technology Hardware, Storage & Peripherals–1.71%
Apple	11,134	1,289,429
Hewlett Packard Enterprise	1,254	11,750
		1,301,179
Textiles, Apparel & Luxury Goods–1.14%
†Carter's	333	28,831
†Deckers Outdoor	70	15,401
†Lululemon Athletica	253	83,331
NIKE Class B	2,914	365,823
†PVH	575	34,293
†Ralph Lauren	1,370	93,119
†Skechers USA Class A	6,558	198,183
†Under Armour Class A	2,955	33,185
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Textiles, Apparel & Luxury Goods (continued)
†Under Armour Class C	1,640	$ 16,137
		868,303
Thrifts & Mortgage Finance–0.02%
Essent Group	266	9,845
MGIC Investment	898	7,956
		17,801
Trading Companies & Distributors–0.02%
WW Grainger	33	11,773
		11,773
Total U.S. Markets (Cost $17,060,524)		21,558,425
DEVELOPED MARKETS–13.97%
Auto Components–0.15%
Cie Plastic Omnium	644	17,017
Denso	800	35,066
†Faurecia	548	23,621
†Hella & Co.	276	13,921
Valeo	884	27,146
		116,771
Automobiles–0.35%
Bayerische Motoren Werke	576	41,804
Daimler	991	53,460
Honda Motor	600	14,072
†NIO ADR	926	19,650
†Renault	849	22,024
Toyota Motor	1,300	86,281
†Yadea Group Holdings	18,000	26,583
		263,874
Banks–1.09%
†Banco Bilbao Vizcaya Argentaria	19,563	54,306
†Banco de Sabadell	48,260	16,750
Bendigo & Adelaide Bank	2,301	10,022
BOC Hong Kong Holdings	22,000	58,322
Commonwealth Bank of Australia	374	17,210
†First International Bank of Israel	562	11,665
Gunma Bank	1,200	4,001
Hang Seng Bank	900	13,333
†ING Groep	9,651	68,878
National Australia Bank	8,344	107,195
†Nordea Bank	6,898	52,416
†Nordea Bank	1,410	10,706
Oversea-Chinese Banking	1,700	10,572
Resona Holdings	6,700	22,826
Royal Bank of Canada	318	22,327
†Societe Generale	1,429	18,968

LVIP BlackRock Advantage Allocation Fund–4

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Banks (continued)
Sumitomo Mitsui Financial Group	400	$ 11,184
Sumitomo Mitsui Trust Holdings	400	10,641
Toronto-Dominion Bank	6,712	310,762
		832,084
Beverages–0.43%
†Britvic	1,097	11,624
Diageo	4,767	163,740
†Pernod Ricard	942	150,189
		325,553
Biotechnology–0.21%
†Abcam	650	10,266
CSL	316	65,275
†Genmab	49	17,782
†Grifols	280	8,052
†PeptiDream	500	23,464
Takara Bio	1,300	35,335
		160,174
Building Products–0.13%
Assa Abloy Class B	787	18,400
†Cie de Saint-Gobain	648	27,143
†Kingspan Group	331	30,123
Rockwool International Class B	62	23,789
		99,455
Capital Markets–0.18%
ASX	171	9,998
Azimut Holding	14	253
Deutsche Boerse	613	107,471
IG Group Holdings	1,454	14,853
Man Group	3,850	5,707
Reinet Investments	88	1,526
		139,808
Chemicals–1.11%
Air Liquide	437	69,269
Akzo Nobel	908	91,772
BASF	925	56,329
Covestro	588	29,159
Givaudan	12	51,814
Johnson Matthey	774	23,520
Lintec	500	11,643
Mitsubishi Chemical Holdings	7,600	43,870
Nippon Shokubai	100	5,333
Nitto Denko	300	19,544
Sika	1,294	317,744
Sumitomo Chemical	10,800	35,748
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Chemicals (continued)
Teijin	1,800	$ 27,915
Ube Industries	400	6,755
Umicore	700	29,116
Wacker Chemie	185	17,953
Zeon	1,000	10,488
		847,972
Commercial Services & Supplies–0.13%
Brambles	3,744	28,428
HomeServe	1,494	23,807
Rentokil Initial	4,078	28,187
Ritchie Bros Auctioneers	63	3,736
Secom	200	18,303
		102,461
Construction & Engineering–0.11%
Bouygues	177	6,116
Kajima	2,200	26,506
Maeda	1,000	7,329
†Vinci	548	45,789
		85,740
Consumer Finance–0.08%
Hitachi Capital	2,600	61,134
		61,134
Distributors–0.01%
†Inchcape	1,014	5,750
		5,750
Diversified Consumer Services–0.02%
†IDP Education	985	13,560
		13,560
Diversified Financial Services–0.09%
EXOR	254	13,788
Onex	1,196	53,353
		67,141
Diversified Telecommunication Services–0.14%
†BT Group	21,645	27,416
Nippon Telegraph & Telephone	1,900	38,792
†Orange	2,034	21,185
Singapore Telecommunications	12,600	19,720
		107,113
Electric Utilities–0.29%
†Electricite de France	2,265	23,926
Enel	7,545	65,460
Iberdrola	5,403	66,503
Orsted	245	33,776

LVIP BlackRock Advantage Allocation Fund–5

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Electric Utilities (continued)
SSE	1,942	$ 30,226
		219,891
Electrical Equipment–0.30%
Legrand	392	31,222
†Nexans	366	21,145
Nidec	400	37,511
Prysmian	893	25,922
†Siemens Energy	703	18,957
Siemens Gamesa Renewable Energy	1,058	28,632
†Signify	628	23,228
Vestas Wind Systems	274	44,280
		230,897
Electronic Equipment, Instruments & Components–0.26%
Alps Alpine	1,300	17,524
Japan Aviation Electronics Industry	1,000	13,846
Keyence	200	93,496
Kyocera	800	45,805
Murata Manufacturing	300	19,508
Nippon Electric Glass	500	9,344
		199,523
Energy Equipment & Services–0.08%
†John Wood Group	1,863	5,115
TechnipFMC	6,935	43,760
Worley	1,736	12,099
		60,974
Entertainment–0.18%
NetEase	1,300	23,341
Nintendo	200	113,338
		136,679
Equity Real Estate Investment Trusts–0.19%
Allied Properties Real Estate Investment Trust	351	9,450
Alstria office REIT	603	8,385
Gecina	164	21,619
Link REIT	9,500	77,847
Unibail-Rodamco-Westfield	689	25,410
		142,711
Food & Staples Retailing–0.27%
Seven & i Holdings	5,000	155,350
Sugi Holdings	200	14,141
Sundrug	300	11,308
Wm Morrison Supermarkets	9,705	21,302
		202,101
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Food Products–0.71%
Danone	273	$ 17,683
Nestle	3,735	444,510
Tate & Lyle	1,096	9,406
Uni-President Enterprises	33,000	71,470
		543,069
Gas Utilities–0.05%
Naturgy Energy Group	1,551	31,104
Rubis SCA	185	7,407
†Towngas China	2,000	828
		39,339
Health Care Equipment & Supplies–0.37%
Ansell	375	9,976
†Cochlear	121	17,287
CompuGroup Medical	96	8,884
†GeneReach Biotechnology	4,000	24,998
†Koninklijke Philips	3,345	157,948
Siemens Healthineers	806	36,180
TaiDoc Technology	4,000	26,565
		281,838
Health Care Providers & Services–0.03%
†Ramsay Health Care	481	22,934
		22,934
Hotels, Restaurants & Leisure–0.10%
†Aristocrat Leisure	3,659	79,797
		79,797
Household Durables–0.10%
Electrolux Class B	924	21,604
Sony	700	53,650
		75,254
Household Products–0.04%
Unicharm	700	31,306
		31,306
Industrial Conglomerates–0.23%
Siemens	1,407	177,689
		177,689
Insurance–0.22%
†Assicurazioni Generali	2,268	31,966
AXA	836	15,473
China Life Insurance Class H	6,000	13,602
Intact Financial	146	15,633
†Japan Post Holdings	2,600	17,729
Japan Post Insurance	900	14,171
Legal & General Group	5,771	14,078
Ping An Insurance Group of China Class H	2,000	20,762

LVIP BlackRock Advantage Allocation Fund–6

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Insurance (continued)
†Talanx	236	$ 7,620
†Unipol Gruppo	2,736	11,956
Vienna Insurance Group	181	4,028
		167,018
Interactive Media & Services–0.04%
†Rightmove	3,289	26,590
		26,590
Internet & Direct Marketing Retail–0.24%
†Delivery Hero	247	28,415
†Farfetch Class A	386	9,712
†HelloFresh	320	17,850
†JD.com Class A	1,200	46,206
†Just Eat Takeaway.com	250	28,069
†Meituan Dianping Class B	800	25,201
†Ocado Group	811	28,715
†Prosus	17	1,569
		185,737
IT Services–0.14%
†CGI	84	5,702
†Shopify Class A	101	103,286
		108,988
Life Sciences Tools & Services–0.09%
Lonza Group	53	32,708
WuXi AppTec Class H	2,600	37,598
		70,306
Machinery–0.26%
†Alstom	440	21,979
†Atlas Copco Class A	1,563	74,522
Epiroc Class A	1,193	17,282
FANUC	200	38,383
Glory	100	2,242
Knorr-Bremse	199	23,435
Spirax-Sarco Engineering	129	18,370
		196,213
Marine–0.05%
Kuehne + Nagel International Class R	213	41,359
		41,359
Media–0.09%
Eutelsat Communications	1,025	9,983
Fuji Media Holdings	500	4,815
Nippon Television Holdings	3,200	34,406
Publicis Groupe	499	16,083
		65,287
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Metals & Mining–0.45%
Anglo American	1,695	$ 41,008
BHP Group	2,402	62,052
Dowa Holdings	500	14,676
Franco-Nevada	556	77,695
IGO	3,324	10,018
†Iluka Resources	1,566	10,117
†MMG	8,000	2,015
†SSAB Class A	6,271	20,826
†thyssenkrupp	2,697	13,571
Vale	2,021	21,297
Wheaton Precious Metals	1,365	66,971
		340,246
Multi-Utilities–0.48%
E.ON	15,299	168,632
†Engie	2,335	31,204
National Grid	11,209	128,748
RWE	988	37,000
		365,584
Oil, Gas & Consumable Fuels–0.41%
BP	18,796	54,358
Enbridge	383	11,189
ENEOS Holdings	24,100	85,986
Neste	1,058	55,714
Repsol	3,267	22,070
Royal Dutch Shell Class A	3,896	48,635
Royal Dutch Shell Class B	2,585	31,348
		309,300
Personal Products–0.85%
Beiersdorf	1,180	133,974
Kao	800	60,057
L'Oreal	1,062	345,606
Unilever	789	48,644
Unilever CVA	1,004	60,970
		649,251
Pharmaceuticals–0.99%
Astellas Pharma	5,300	79,005
AstraZeneca	1,205	131,664
Chugai Pharmaceutical	1,100	49,363
CSPC Pharmaceutical Group	22,000	42,945
Daiichi Sankyo	1,800	55,256
Eisai	500	45,666
GlaxoSmithKline	4,697	88,057
Kaken Pharmaceutical	300	13,748
Novo Nordisk Class B	414	28,684
Sanofi	959	96,103
Shionogi & Co.	800	42,819
Takeda Pharmaceutical	1,400	50,040

LVIP BlackRock Advantage Allocation Fund–7

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Pharmaceuticals (continued)
UCB	292	$ 33,163
		756,513
Professional Services–0.40%
ALS	2,439	16,283
†Clarivate	432	13,388
Experian	3,458	129,932
Intertek Group	1,405	114,643
SGS	9	24,118
Thomson Reuters	117	9,337
		307,701
Real Estate Management & Development–0.02%
Daiwa House Industry	200	5,129
Wharf Holdings	1,000	2,006
Wharf Real Estate Investment	1,000	4,099
		11,234
Road & Rail–0.17%
Central Japan Railway	100	14,334
East Japan Railway	1,900	116,848
		131,182
Semiconductors & Semiconductor Equipment–0.29%
ASML Holding	209	77,199
Infineon Technologies	1,529	43,096
Pixart Imaging	2,000	12,405
STMicroelectronics	1,865	57,200
Ulvac	900	32,796
		222,696
Software–0.10%
SAP	493	76,769
		76,769
Specialty Retail–0.18%
†Dunelm Group	714	12,871
†Fielmann	182	14,617
Industria de Diseno Textil	2,551	70,572
Pets at Home Group	3,258	17,774
Yamada Denki	4,000	19,948
		135,782
Technology Hardware, Storage & Peripherals–0.14%
Canon	3,800	63,029
FUJIFILM Holdings	700	34,504
Konica Minolta	3,100	8,793
		106,326
Textiles, Apparel & Luxury Goods–0.35%
Cie Financiere Richemont Class A	324	21,754
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
DEVELOPED MARKETS (continued)
Textiles, Apparel & Luxury Goods (continued)
Hermes International	48	$ 41,340
HUGO BOSS	732	18,349
Kering	80	53,239
LVMH Moet Hennessy Louis Vuitton	234	109,577
†Puma	258	23,249
		267,508
Tobacco–0.09%
British American Tobacco	363	13,021
Imperial Brands	741	13,089
Japan Tobacco	2,200	40,136
		66,246
Trading Companies & Distributors–0.04%
†Electrocomponents	1,124	10,303
†Rexel	1,525	19,120
		29,423
Wireless Telecommunication Services–0.45%
KDDI	5,000	125,758
NTT DOCOMO	2,500	91,865
Rogers Communications Class B	184	7,299
Softbank	2,100	23,466
SoftBank Group	1,000	61,874
Vodafone Group	25,778	34,167
		344,429
Total Developed Markets (Cost $10,417,583)		10,654,280
EMERGING MARKETS–5.28%
Airlines–0.01%
China Eastern Airlines Class H	12,000	5,162
		5,162
Auto Components–0.00%
Apollo Tyres	2,002	3,556
		3,556
Automobiles–0.03%
BAIC Motor Class H	5,500	2,251
Dongfeng Motor Group Class H	8,000	5,004
Geely Automobile Holdings	6,000	12,036
		19,291
Banks–0.25%
Agricultural Bank of China Class H	19,000	5,961
Banco do Brasil	665	3,517
Bank of China Class H	49,000	15,240

LVIP BlackRock Advantage Allocation Fund–8

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Banks (continued)
China Construction Bank Class H	36,000	$ 23,392
CTBC Financial Holding	19,000	12,139
Dah Sing Banking Group	2,000	1,739
†HDFC Bank	2,949	43,291
Industrial & Commercial Bank of China Class H	39,000	20,315
†Kotak Mahindra Bank	1,142	19,718
†OTP Bank	691	20,798
Riyad Bank	25	124
Shinhan Financial Group	444	10,416
†Turkiye Is Bankasi Class C	15,685	10,859
		187,509
Beverages–0.00%
Fraser & Neave Holdings	300	2,321
		2,321
Biotechnology–0.04%
†Celltrion	126	27,715
		27,715
Capital Markets–0.04%
China Cinda Asset Management Class H	31,000	5,842
†China International Capital Class H	2,800	6,512
Guotai Junan Securities Class H	6,200	8,654
†XP Class A	294	12,257
		33,265
Chemicals–0.01%
Pidilite Industries	309	6,014
		6,014
Construction & Engineering–0.10%
China Communications Construction Class H	71,000	37,336
China Railway Construction Class H	52,500	36,315
Metallurgical Corp. of China Class H	23,000	3,700
Sinopec Engineering Group Class H	3,000	1,109
		78,460
Construction Materials–0.07%
Anhui Conch Cement Class H	6,500	45,021
BBMG Class H	10,000	1,857
†Cemex	16,770	6,363
		53,241
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Consumer Finance–0.00%
Ujjivan Financial Services	1,039	$ 3,000
		3,000
Diversified Financial Services–0.02%
Haci Omer Sabanci Holding	9,403	10,102
Yuanta Financial Holding	6,240	3,863
		13,965
Diversified Telecommunication Services–0.10%
China Unicom Hong Kong	32,000	21,004
Telekomunikasi Indonesia Persero	297,200	51,316
True NVDR	65,500	6,440
		78,760
Electric Utilities–0.15%
CLP Holdings	1,500	14,006
Energias de Portugal	12,059	59,293
†PGE Polska Grupa Energetyczna	20,682	34,343
Power Grid Corp. of India	3,168	6,987
		114,629
Electrical Equipment–0.03%
†NEL	9,516	17,301
Xinjiang Goldwind Science & Technology Class H	3,400	2,991
		20,292
Electronic Equipment, Instruments & Components–0.07%
†AU Optronics	38,000	14,800
China Railway Signal & Communication Class H	5,000	1,651
†Innolux	102,000	33,296
		49,747
Energy Equipment & Services–0.01%
Tenaris	1,570	7,822
		7,822
Entertainment–0.08%
NetEase ADR	137	62,290
		62,290
Food & Staples Retailing–0.04%
†Avenue Supermarts	397	11,869
†Clicks Group	150	1,991
Magnit GDR	276	4,114
†Migros Ticaret	1,777	9,480
		27,454
Food Products–0.12%
Gruma Class B	435	4,814

LVIP BlackRock Advantage Allocation Fund–9

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Food Products (continued)
QL Resources	900	$ 2,126
Uni-President China Holdings	3,000	2,751
Universal Robina	30,300	84,035
		93,726
Health Care Equipment & Supplies–0.01%
Top Glove	4,800	9,624
		9,624
Health Care Providers & Services–0.02%
†Netcare	18,643	14,380
		14,380
Household Durables–0.01%
LG Electronics	98	7,677
		7,677
Household Products–0.04%
Hindustan Unilever	955	26,838
Unilever Indonesia	5,500	3,001
		29,839
Independent Power and Renewable Electricity Producers–0.06%
Datang International Power Generation Class H	16,000	2,009
EDP Renovaveis	1,024	16,999
Gulf Energy Development	6,500	6,257
Huadian Power International Class H	6,000	1,547
Huaneng Power International Class H	58,000	22,503
		49,315
Insurance–0.09%
AIA Group	4,400	43,736
China Reinsurance Group Class H	26,000	2,398
Gjensidige Forsikring	723	14,673
†HDFC Life Insurance	1,215	9,224
		70,031
Interactive Media & Services–0.60%
†Just Dial	1,007	5,204
NAVER	51	12,960
†Sohu.com ADR	185	3,674
Tencent Holdings	6,400	432,278
		454,116
Internet & Direct Marketing Retail–0.65%
†Alibaba Group Holding ADR	1,299	381,880
†JD.com ADR	918	71,246
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Internet & Direct Marketing Retail (continued)
Naspers Class N	225	$ 39,740
		492,866
IT Services–0.11%
HCL Technologies	3,060	33,737
Infosys	2,701	37,139
Wipro	3,304	14,060
		84,936
Life Sciences Tools & Services–0.12%
†Samsung Biologics	51	30,067
†Wuxi Biologics Cayman	2,500	61,270
		91,337
Machinery–0.06%
Sinotruk Hong Kong	1,000	2,577
Wartsila	5,534	43,459
		46,036
Marine–0.07%
†COSCO SHIPPING Holdings Class H	10,000	4,933
MISC	27,800	50,301
		55,234
Media–0.01%
†RTL Group	238	9,368
		9,368
Metals & Mining–0.12%
KGHM Polska Miedz	1,940	59,368
MMC Norilsk Nickel	59	14,252
POSCO	86	14,397
		88,017
Multiline Retail–0.00%
Magazine Luiza	64	1,021
		1,021
Oil, Gas & Consumable Fuels–0.65%
China Petroleum & Chemical Class H	28,000	11,305
CNOOC	66,000	63,484
Equinor	17,136	242,777
Gazprom	4,611	10,095
LUKOIL	236	13,559
MOL Hungarian Oil & Gas	3,111	16,934
Novatek PJSC GDR	97	13,289
Oil & Natural Gas	15,549	14,631
Polski Koncern Naftowy ORLEN	2,483	29,468
Polskie Gornictwo Naftowe i Gazownictwo	9,982	13,059
†SK Innovation	352	41,718

LVIP BlackRock Advantage Allocation Fund–10

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
†S-Oil	183	$ 8,037
Tatneft	1,504	8,923
†Tupras Turkiye Petrol Rafinerileri	1,179	12,096
		499,375
Pharmaceuticals–0.11%
†CanSino Biologics Class H	1,000	21,318
Chong Kun Dang Pharmaceutical	171	24,208
Dr Reddy's Laboratories	131	9,175
Guangzhou Baiyunshan Pharmaceutical Holdings Class H	2,000	5,015
Sino Biopharmaceutical	21,750	23,817
		83,533
Real Estate Management & Development–0.26%
Guangzhou R&F Properties Class H	12,800	16,578
Henderson Land Development	4,331	16,081
Hysan Development	14,000	42,104
Kerry Properties	7,500	19,289
KWG Group Holdings	12,000	20,667
Logan Group	4,000	6,365
†Seazen Group	4,000	3,407
Shenzhen Investment	8,000	2,349
Sino-Ocean Group Holding	4,000	810
Sun Hung Kai Properties	5,000	64,433
Swire Properties	2,600	6,889
Yuexiu Property	8,000	1,570
Yuzhou Group Holdings	3,000	1,195
		201,737
Semiconductors & Semiconductor Equipment–0.57%
MediaTek	2,000	42,378
Taiwan Semiconductor Manufacturing	26,000	391,146
		433,524
Specialty Retail–0.01%
Zhongsheng Group Holdings	1,500	9,436
		9,436
Technology Hardware, Storage & Peripherals–0.23%
Inventec	31,000	24,148
Legend Holdings Class H	1,400	1,706
Samsung Electronics	3,044	151,117
		176,971
Textiles, Apparel & Luxury Goods–0.04%
ANTA Sports Products	2,000	20,873
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
EMERGING MARKETS (continued)
Textiles, Apparel & Luxury Goods (continued)
Li Ning	1,500	$ 7,058
		27,931
Thrifts & Mortgage Finance–0.09%
Housing Development Finance	2,908	68,927
		68,927
Transportation Infrastructure–0.02%
Shenzhen International Holdings	1,500	2,393
Zhejiang Expressway Class H	22,000	15,955
		18,348
Water Utilities–0.01%
Guangdong Investment	6,000	9,540
		9,540
Wireless Telecommunication Services–0.15%
America Movil	32,363	20,213
China Mobile	11,000	70,612
Mobile TeleSystems ADR	548	4,784
PLDT	560	15,389
		110,998
Total Emerging Markets (Cost $3,792,537)		4,032,336
Total Common Stock (Cost $31,270,644)		36,245,041
PREFERRED STOCKS–0.25%
Banco Bradesco 5.83%	31,624	109,751
Braskem 2.43%	805	2,996
Cia Energetica de Sao Paulo 0.98%	6,667	33,347
Itau Unibanco Holding 5.07%	10,221	41,169
Surgutneftegas 0.00%	6,712	3,391
Total Preferred Stocks (Cost $277,025)		190,654
RIGHTS–0.00%
†Bristol-Myers Squibb	582	1,309
=†Legend Holdings 5/23/19	107	0
Total Rights (Cost $1,240)		1,309

Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.13%
•Fannie Mae Connecticut Avenue Securities Series 2017-C01 1M2A 3.70% (LIBOR01M + 3.55%) 7/25/29	14,674	14,699

LVIP BlackRock Advantage Allocation Fund–11

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-DNA3 M1 0.90% (LIBOR01M + 0.75%) 3/25/30	35,617	$ 35,596
•STACR Trust
Series 2018-DNA3 M1 0.90% (LIBOR01M + 0.75%) 9/25/48	284	283
Series 2018-HRP2 M2 1.40% (LIBOR01M + 1.25%) 2/25/47	53,273	52,145
Total Agency Collateralized Mortgage Obligations (Cost $104,744)		102,723
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.09%
Fannie Mae-Aces
•Series 2017-M4 A2 2.67% 12/25/26	125,000	135,800
Series 2020-M42 A2 1.27% 7/25/30	100,000	101,457
♦Freddie Mac Multifamily Structured Pass Through Certificates
Series K055 A2 2.67% 3/25/26	110,000	120,539
Series K056 A2 2.53% 5/25/26	140,000	152,475
Series K064 A2 3.22% 3/25/27	50,000	57,106
Series K090 A2 3.42% 2/25/29	70,000	82,622
Series K106 A2 2.07% 1/25/30	80,000	86,746
Series K115 A2 1.38% 6/25/30	90,000	92,571
Total Agency Commercial Mortgage-Backed Securities (Cost $799,893)		829,316
AGENCY MORTGAGE-BACKED SECURITIES–19.04%
•Fannie Mae Connecticut Avenue Securities 0.60% 7/25/30	39,507	39,360
Fannie Mae S.F. 15 yr
3.00% 3/1/30	130,772	137,119
4.00% 5/1/33	41,439	44,014
4.00% 6/1/33	16,885	17,899
Fannie Mae S.F. 15 yr TBA
1.50% 10/19/35	25,000	25,572
2.00% 10/19/35	200,000	207,812
2.50% 10/1/35	475,000	495,930
3.00% 10/1/35	286,000	300,110
3.50% 10/1/35	175,000	185,059
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr
3.00% 10/1/44	119,220	$ 126,988
3.00% 11/1/46	52,349	55,014
3.00% 7/1/47	16,948	17,816
3.00% 12/1/49	108,936	114,079
3.00% 2/1/50	94,431	98,906
3.00% 10/14/50	930,000	974,211
3.50% 2/1/45	28,158	30,520
3.50% 3/1/46	21,647	23,417
3.50% 10/1/46	127,378	135,658
3.50% 12/1/46	129,938	142,934
3.50% 1/1/47	115,294	126,223
3.50% 11/1/47	18,688	20,777
3.50% 1/1/48	72,379	80,490
3.50% 2/1/48	422,209	455,016
3.50% 6/1/49	43,966	48,881
3.50% 10/14/50	49,000	51,659
3.50% 11/1/51	239,250	261,146
4.00% 1/1/45	30,499	33,452
4.00% 3/1/45	18,157	19,981
4.00% 6/1/46	92,459	104,661
4.00% 2/1/47	53,869	58,167
4.00% 8/1/47	135,232	144,767
4.00% 9/1/47	45,532	50,035
4.00% 10/1/47	76,012	85,995
4.00% 10/1/48	235,655	250,965
4.00% 1/1/57	19,859	22,325
4.00% 2/1/57	19,957	22,434
4.50% 8/1/41	22,644	25,939
4.50% 2/1/48	474,278	530,736
4.50% 6/1/48	16,415	18,112
5.00% 2/1/35	2,974	3,417
5.00% 10/1/35	2,442	2,811
5.00% 11/1/35	3,058	3,515
5.50% 8/1/37	2,755	3,244
5.50% 9/1/41	33,557	39,496
6.00% 12/1/36	656	770
6.00% 2/1/37	2,029	2,398
6.00% 8/1/37	2,258	2,651
6.00% 9/1/37	698	826
6.00% 5/1/38	7,192	8,473
6.00% 9/1/38	1,965	2,304
6.00% 11/1/38	1,604	1,931
6.00% 9/1/39	5,916	6,955
6.00% 3/1/40	2,683	3,135
6.00% 7/1/40	9,229	10,864
6.00% 5/1/41	3,404	4,016
6.00% 7/1/41	18,622	22,070
Fannie Mae S.F. 30 yr TBA
2.00% 10/14/50	2,125,000	2,196,719
2.50% 10/14/50	700,000	734,180
2.50% 11/12/50	125,000	130,834
4.00% 10/14/50	25,000	26,660
5.00% 10/1/50	57,000	62,457
5.50% 10/1/50	23,000	25,532

LVIP BlackRock Advantage Allocation Fund–12

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr
3.00% 3/1/46	46,981	$ 49,404
3.00% 7/1/46	89,231	93,977
3.00% 12/1/46	71,735	75,468
3.00% 9/1/47	1,484,564	1,554,434
3.00% 4/1/50	45,732	47,954
3.00% 7/1/50	24,920	26,131
3.00% 8/1/50	173,197	181,612
3.50% 10/1/42	69,717	75,644
3.50% 7/1/47	15,420	16,337
3.50% 9/1/47	32,637	35,781
3.50% 12/1/47	55,385	58,601
3.50% 2/1/48	54,076	57,315
3.50% 3/1/48	30,992	32,816
3.50% 5/1/48	29,760	31,482
4.00% 10/1/46	15,502	16,855
4.00% 10/1/47	4,838	5,181
4.00% 2/1/48	27,240	29,119
4.00% 6/1/48	17,958	20,183
4.00% 10/1/48	57,314	61,068
4.00% 12/1/48	27,227	29,405
4.00% 3/1/49	28,469	30,360
4.50% 5/1/40	68,270	77,448
4.50% 9/1/46	193,996	213,371
5.00% 7/1/48	26,052	28,669
5.50% 3/1/34	851	1,002
5.50% 12/1/34	787	928
5.50% 4/1/38	3,144	3,649
5.50% 7/1/38	3,177	3,683
6.00% 3/1/36	2,567	3,041
6.00% 9/1/37	1,829	2,161
6.00% 1/1/38	875	1,024
6.00% 6/1/38	2,431	2,871
•Freddie Mac Stacr Remic Trust REMIC
0.85% (LIBOR01M + 0.70%) 1/25/50	17,106	17,087
0.90% (LIBOR01M + 0.75%) 2/25/50	95,888	95,662
1.65% (LIBOR01M + 1.50%) 8/25/50	130,000	130,394
1.70% (LIBOR01M + 1.55%) 7/25/50	200,000	199,620
•Freddie Mac STACR REMIC Trust REMIC 1.45% (LIBOR01M + 1.30%) 9/25/50	155,000	155,378
•Freddie Mac STACR Trust
1.10% (LIBOR01M + 0.95%) 11/25/48	61,119	61,099
2.20% (LIBOR01M + 2.05%) 7/25/49	130,127	127,477
Ginnie Mae 3.00% 11/1/50	75,000	78,492
GNMA I S.F. 30 yr
3.50% 6/15/43	21,803	23,191
3.50% 12/15/47	46,820	51,840
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr
3.00% 5/20/45	29,079	$ 30,871
3.00% 2/20/46	17,370	18,248
3.00% 8/20/46	66,878	70,778
3.00% 4/20/49	195,208	204,812
3.00% 6/20/50	175,361	184,674
3.50% 10/20/42	29,907	32,460
3.50% 4/20/45	7,394	7,896
3.50% 11/20/45	29,810	31,836
3.50% 3/20/46	66,214	70,723
3.50% 4/20/46	28,678	30,681
3.50% 6/20/46	115,003	123,945
3.50% 12/20/46	41,396	44,030
3.50% 2/20/47	19,332	20,539
3.50% 3/20/47	39,112	41,737
3.50% 4/20/48	91,846	97,975
3.50% 8/20/50	44,873	48,030
4.00% 7/20/47	71,429	76,912
4.00% 11/20/47	73,983	79,211
4.00% 3/20/48	52,351	55,953
4.00% 4/20/48	32,572	34,742
4.00% 8/20/48	58,221	62,227
4.00% 11/20/48	13,511	14,357
4.00% 2/20/50	63,435	67,321
4.50% 8/20/49	14,773	15,818
5.00% 12/20/48	17,699	19,236
5.00% 1/20/49	48,313	52,530
GNMA II S.F. 30 yr TBA
2.50% 10/21/50	200,000	209,984
3.00% 10/21/50	62,500	65,439
5.00% 10/1/50	25,000	27,214
Total Agency Mortgage-Backed Securities (Cost $14,221,761)		14,526,830
AGENCY OBLIGATION–0.05%
Federal Farm Credit Banks Funding 3.13% 2/6/30	30,000	35,997
Total Agency Obligation (Cost $29,494)		35,997
CORPORATE BONDS–21.37%
Aerospace & Defense–0.13%
Boeing 4.88% 5/1/25	20,000	21,817
General Dynamics 3.25% 4/1/25	25,000	27,673
Howmet Aerospace 6.88% 5/1/25	11,000	12,155
Raytheon Technologies 3.95% 8/16/25	35,000	39,789
		101,434
Agriculture–0.92%
Altria Group
4.00% 1/31/24	100,000	109,974
4.80% 2/14/29	60,000	71,156

LVIP BlackRock Advantage Allocation Fund–13

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Altria Group (continued)
5.80% 2/14/39	10,000	$ 12,759
Archer-Daniels-Midland 2.75% 3/27/25	50,000	54,319
BAT Capital
3.73% 9/25/40	10,000	9,923
3.98% 9/25/50	10,000	9,769
4.76% 9/6/49	10,000	10,838
Philip Morris International
2.10% 5/1/30	40,000	41,116
2.38% 8/17/22	60,000	61,803
2.50% 8/22/22	40,000	41,569
4.25% 11/10/44	40,000	48,249
6.38% 5/16/38	40,000	59,287
Reynolds American
4.00% 6/12/22	150,000	158,095
5.85% 8/15/45	10,000	12,121
		700,978
Apparel–0.20%
NIKE 3.25% 3/27/40	36,000	40,898
Ralph Lauren 1.70% 6/15/22	25,000	25,448
VF 2.05% 4/23/22	85,000	87,136
		153,482
Auto Manufacturers–0.27%
American Honda Finance 1.20% 7/8/25	20,000	20,146
General Motors Financial
2.90% 2/26/25	35,000	36,059
3.55% 7/8/22	20,000	20,683
4.15% 6/19/23	80,000	84,792
PACCAR Financial 1.90% 2/7/23	45,000	46,542
		208,222
Auto Parts & Equipment–0.06%
Aptiv Corp 4.15% 3/15/24	35,000	38,456
Lear 5.25% 5/15/49	10,000	10,807
		49,263
Banks–3.79%
Bank of America
μ0.98% 9/25/25	20,000	19,995
μ1.32% 6/19/26	70,000	70,422
μ2.50% 2/13/31	40,000	41,696
μ2.68% 6/19/41	45,000	45,896
μ2.88% 4/24/23	100,000	103,408
μ3.12% 1/20/23	55,000	56,782
3.30% 1/11/23	110,000	116,786
4.18% 11/25/27	20,000	22,937
Bank of Montreal 2.05% 11/1/22	70,000	72,395
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Canadian Imperial Bank of Commerce
0.95% 6/23/23	30,000	$ 30,275
2.25% 1/28/25	40,000	42,179
μ2.61% 7/22/23	10,000	10,363
Citigroup
μ1.68% 5/15/24	10,000	10,244
μ2.57% 6/3/31	30,000	31,533
μ3.11% 4/8/26	30,000	32,255
μ3.35% 4/24/25	85,000	91,949
4.65% 7/23/48	25,000	32,797
μDeutsche Bank 2.22% 9/18/24	150,000	150,985
Goldman Sachs Group
2.60% 2/7/30	40,000	42,207
3.50% 4/1/25	75,000	82,751
3.80% 3/15/30	40,000	46,332
μ4.41% 4/23/39	20,000	24,344
4.75% 10/21/45	20,000	26,257
6.75% 10/1/37	45,000	65,113
JPMorgan Chase & Co.
μ3.22% 3/1/25	100,000	107,476
3.38% 5/1/23	50,000	53,367
μ4.26% 2/22/48	35,000	43,950
Landesbank Baden-Wuerttemberg 7.63% 2/1/23	60,000	69,689
μMizuho Financial Group 1.98% 9/8/31	200,000	197,891
Morgan Stanley
μ2.19% 4/28/26	45,000	47,105
μ2.70% 1/22/31	10,000	10,676
μ3.97% 7/22/38	50,000	59,155
4.30% 1/27/45	45,000	57,023
Royal Bank of Canada
1.15% 6/10/25	170,000	172,158
1.60% 4/17/23	20,000	20,523
1.95% 1/17/23	45,000	46,509
2.25% 11/1/24	50,000	52,988
Santander Holdings USA 3.45% 6/2/25	30,000	32,015
Santander UK Group Holdings 2.88% 10/16/20	100,000	100,096
Sumitomo Mitsui Financial Group 1.47% 7/8/25	200,000	203,634
Toronto-Dominion Bank 2.65% 6/12/24	100,000	106,975
Truist Financial 1.20% 8/5/25	70,000	71,249
Wells Fargo & Co.
μ2.41% 10/30/25	110,000	115,246
3.75% 1/24/24	50,000	54,318
		2,891,944
Beverages–0.42%
Coca-Cola 2.95% 3/25/25	30,000	32,915
Diageo Capital 1.38% 9/29/25	200,000	204,923

LVIP BlackRock Advantage Allocation Fund–14

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Keurig Dr Pepper 3.55% 5/25/21	55,000	$ 56,102
PepsiCo 4.45% 4/14/46	20,000	26,565
		320,505
Biotechnology–0.15%
Gilead Sciences 2.60% 10/1/40	10,000	9,977
Regeneron Pharmaceuticals 1.75% 9/15/30	105,000	102,232
		112,209
Building Materials–0.08%
Carrier Global
1.92% 2/15/23	3,000	3,086
2.24% 2/15/25	8,000	8,339
3.38% 4/5/40	50,000	52,185
		63,610
Chemicals–0.64%
Air Products and Chemicals 2.80% 5/15/50	20,000	20,983
DowDuPont 3.77% 11/15/20	60,000	60,246
FMC
3.20% 10/1/26	44,000	48,603
3.45% 10/1/29	75,000	83,891
4.50% 10/1/49	10,000	12,495
Huntsman International 4.50% 5/1/29	20,000	22,484
International Flavors & Fragrances 4.45% 9/26/28	10,000	11,730
Sherwin-Williams
2.95% 8/15/29	70,000	76,994
3.45% 6/1/27	100,000	112,553
3.80% 8/15/49	10,000	11,384
4.50% 6/1/47	20,000	24,860
		486,223
Commercial Services–0.62%
Georgetown University 2.94% 4/1/50	3,000	2,970
Global Payments 4.00% 6/1/23	50,000	54,244
IHS Markit
4.13% 8/1/23	35,000	38,062
4.25% 5/1/29	10,000	11,601
4.75% 8/1/28	25,000	29,740
Northwestern University 2.64% 12/1/50	5,000	5,170
PayPal Holdings
2.20% 9/26/22	95,000	98,208
2.85% 10/1/29	95,000	104,446
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
President & Fellows of Harvard College 2.52% 10/15/50	3,000	$ 3,107
S&P Global 2.30% 8/15/60	40,000	35,821
University of Chicago
2.55% 4/1/50	2,000	1,990
2.76% 4/1/45	3,000	3,061
Verisk Analytics 4.13% 3/15/29	70,000	82,502
Yale University 2.40% 4/15/50	5,000	5,101
		476,023
Computers–0.38%
Apple 2.65% 5/11/50	15,000	15,571
Dell International
5.85% 7/15/25	50,000	58,341
8.10% 7/15/36	3,000	3,940
8.35% 7/15/46	57,000	75,561
Hewlett Packard Enterprise 4.45% 10/2/23	70,000	76,973
HP
2.20% 6/17/25	20,000	20,951
3.00% 6/17/27	20,000	21,610
3.40% 6/17/30	10,000	10,712
NetApp 2.38% 6/22/27	5,000	5,213
		288,872
Cosmetics & Personal Care–0.20%
Procter & Gamble 3.60% 3/25/50	40,000	50,680
Unilever Capital 2.20% 5/5/22	100,000	102,839
		153,519
Diversified Financial Services–1.01%
Ally Financial 3.05% 6/5/23	10,000	10,390
American Express 2.50% 8/1/22	50,000	51,776
Brookfield Finance
3.90% 1/25/28	50,000	55,652
4.70% 9/20/47	10,000	11,663
Intercontinental Exchange
0.70% 6/15/23	50,000	50,122
3.00% 6/15/50	100,000	104,599
4.25% 9/21/48	30,000	37,137
Mastercard
3.65% 6/1/49	70,000	85,711
3.80% 11/21/46	25,000	30,595
Nomura Holdings 2.65% 1/16/25	200,000	210,572
ORIX 2.90% 7/18/22	30,000	31,055
Visa
2.00% 8/15/50	20,000	18,441
2.15% 9/15/22	45,000	46,581

LVIP BlackRock Advantage Allocation Fund–15

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Visa (continued)
3.65% 9/15/47	20,000	$ 24,506
		768,800
Electric–2.04%
Ameren 3.50% 1/15/31	10,000	11,424
Appalachian Power 3.70% 5/1/50	10,000	11,356
Arizona Public Service 2.60% 8/15/29	50,000	53,832
Berkshire Hathaway Energy 4.25% 10/15/50	20,000	24,879
CenterPoint Energy Houston Electric 2.90% 7/1/50	10,000	10,708
Cleveland Electric Illuminating 5.50% 8/15/24	40,000	46,304
Connecticut Light and Power 4.00% 4/1/48	10,000	12,633
Consolidated Edison Co. of New York
3.95% 4/1/50	10,000	12,098
4.13% 5/15/49	10,000	11,975
Consumers Energy 2.50% 5/1/60	5,000	4,686
Dominion Energy
3.90% 10/1/25	75,000	85,175
4.60% 3/15/49	20,000	26,651
DTE Electric 2.63% 3/1/31	10,000	10,975
DTE Energy
3.30% 6/15/22	40,000	41,624
3.70% 8/1/23	40,000	43,239
Duke Energy
2.45% 6/1/30	30,000	31,517
2.65% 9/1/26	135,000	146,093
Duke Energy Florida 1.75% 6/15/30	30,000	30,538
Duke Energy Ohio 2.13% 6/1/30	10,000	10,498
Duke Energy Progress 2.50% 8/15/50	10,000	9,670
Entergy 4.00% 7/15/22	35,000	36,914
Entergy Arkansas 2.65% 6/15/51	5,000	5,033
Entergy Louisiana 4.05% 9/1/23	90,000	98,418
Evergy 4.85% 6/1/21	20,000	20,355
Exelon
3.50% 6/1/22	35,000	36,608
3.95% 6/15/25	35,000	39,443
Georgia Power 3.70% 1/30/50	20,000	22,187
Indiana Michigan Power 4.55% 3/15/46	15,000	19,132
Interstate Power and Light 2.30% 6/1/30	20,000	21,145
ITC Holdings 3.25% 6/30/26	15,000	16,744
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
National Rural Utilities Cooperative Finance 1.75% 1/21/22	85,000	$ 86,603
NextEra Energy Capital Holdings
2.25% 6/1/30	40,000	41,628
2.75% 11/1/29	30,000	32,354
Northern States Power 3.60% 9/15/47	25,000	29,611
NV Energy 6.25% 11/15/20	45,000	45,319
Oncor Electric Delivery 3.80% 6/1/49	10,000	12,140
Pacific Gas and Electric
1.75% 6/16/22	10,000	10,010
2.50% 2/1/31	10,000	9,521
3.50% 8/1/50	10,000	9,008
4.50% 7/1/40	10,000	10,153
PECO Energy 2.80% 6/15/50	30,000	31,035
PPL Electric Utilities 3.00% 10/1/49	15,000	16,122
PSEG Power 3.85% 6/1/23	100,000	107,583
Public Service Electric and Gas
2.05% 8/1/50	10,000	9,054
2.70% 5/1/50	10,000	10,415
Southern 3.25% 7/1/26	55,000	61,346
Southern California Edison 3.65% 2/1/50	20,000	20,778
Union Electric 3.25% 10/1/49	10,000	11,225
Virginia Electric and Power 3.30% 12/1/49	10,000	11,516
WEC Energy Group 0.55% 9/15/23	40,000	40,102
		1,557,377
Electronics–0.49%
Allegion US Holding 3.20% 10/1/24	40,000	42,390
Flex
3.75% 2/1/26	35,000	38,219
4.88% 5/12/30	20,000	22,809
Honeywell International 2.30% 8/15/24	20,000	21,325
Keysight Technologies
3.00% 10/30/29	56,000	61,178
4.60% 4/6/27	55,000	64,260
Roper Technologies
2.35% 9/15/24	25,000	26,437
2.80% 12/15/21	25,000	25,632
3.65% 9/15/23	40,000	43,472
3.80% 12/15/26	25,000	28,845
		374,567

LVIP BlackRock Advantage Allocation Fund–16

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control–0.01%
Waste Connections 2.60% 2/1/30	5,000	$ 5,374
		5,374
Food–0.24%
Campbell Soup
3.13% 4/24/50	30,000	30,251
4.15% 3/15/28	5,000	5,815
4.80% 3/15/48	15,000	19,230
Conagra Brands 5.40% 11/1/48	30,000	40,474
General Mills 2.88% 4/15/30	20,000	21,930
Hershey 1.70% 6/1/30	10,000	10,278
McCormick & Co. 2.70% 8/15/22	45,000	46,857
Mondelez International 3.63% 2/13/26	10,000	11,334
		186,169
Forest Products & Paper–0.08%
Georgia-Pacific 8.00% 1/15/24	50,000	61,266
		61,266
Gas–0.17%
Atmos Energy 1.50% 1/15/31	20,000	19,907
Southern Gas Capital 3.25% 6/15/26	100,000	109,982
		129,889
Health Care Products–0.28%
Baxter International 2.60% 8/15/26	45,000	49,184
Thermo Fisher Scientific
3.00% 4/15/23	100,000	105,763
4.10% 8/15/47	30,000	38,261
Zimmer Biomet Holdings 3.55% 3/20/30	15,000	16,806
		210,014
Health Care Services–0.50%
Anthem 3.35% 12/1/24	95,000	104,231
HCA 5.25% 6/15/49	20,000	24,317
Humana
2.90% 12/15/22	55,000	57,534
3.95% 8/15/49	20,000	23,660
4.88% 4/1/30	70,000	87,433
4.95% 10/1/44	25,000	33,034
Memorial Sloan-Kettering Cancer Center 2.96% 1/1/50	1,000	1,057
UnitedHealth Group
3.13% 5/15/60	20,000	21,401
4.25% 4/15/47	25,000	31,720
		384,387
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Household Products Ware–0.02%
Kimberly-Clark 2.88% 2/7/50	15,000	$ 16,629
		16,629
Insurance–0.58%
Aflac 3.25% 3/17/25	50,000	55,429
Aon 2.80% 5/15/30	15,000	16,195
Berkshire Hathaway Finance
4.20% 8/15/48	10,000	12,830
4.25% 1/15/49	15,000	19,520
Brown & Brown 2.38% 3/15/31	10,000	10,089
Fidelity National Financial 3.40% 6/15/30	6,000	6,443
Marsh & McLennan
4.75% 3/15/39	100,000	131,419
4.90% 3/15/49	65,000	90,484
Progressive
3.95% 3/26/50	18,000	22,769
4.13% 4/15/47	60,000	76,132
		441,310
Internet–0.73%
Amazon.com 4.25% 8/22/57	10,000	13,616
Baidu 4.13% 6/30/25	260,000	289,329
Booking Holdings 4.63% 4/13/30	6,000	7,171
eBay 2.70% 3/11/30	25,000	26,496
JD.com 3.38% 1/14/30	200,000	216,542
		553,154
Investment Company Security–0.25%
Ares Capital
3.25% 7/15/25	70,000	69,551
4.20% 6/10/24	80,000	83,322
FS KKR Capital
4.13% 2/1/25	20,000	19,871
4.63% 7/15/24	20,000	20,226
		192,970
Iron & Steel–0.07%
Vale Overseas
3.75% 7/8/30	20,000	20,580
6.88% 11/21/36	25,000	32,469
		53,049
Lodging–0.15%
Choice Hotels International 3.70% 12/1/29	35,000	37,061
Las Vegas Sands
3.50% 8/18/26	45,000	45,590
3.90% 8/8/29	30,000	30,009
		112,660

LVIP BlackRock Advantage Allocation Fund–17

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Construction & Mining–0.09%
Caterpillar Financial Services 1.95% 11/18/22	65,000	$ 67,130
		67,130
Machinery Diversified–0.04%
John Deere Capital 1.20% 4/6/23	30,000	30,586
		30,586
Media–0.88%
Charter Communications Operating
4.46% 7/23/22	100,000	105,867
4.91% 7/23/25	50,000	57,794
5.38% 4/1/38	35,000	42,536
5.38% 5/1/47	80,000	94,807
6.48% 10/23/45	10,000	13,330
Comcast
2.65% 8/15/62	40,000	38,006
3.00% 2/1/24	60,000	64,685
3.70% 4/15/24	30,000	33,127
4.60% 10/15/38	45,000	57,293
Fox 4.03% 1/25/24	35,000	38,527
Time Warner Cable
4.00% 9/1/21	100,000	102,142
4.50% 9/15/42	20,000	21,686
		669,800
Mining–0.12%
Newmont 2.25% 10/1/30	87,000	89,722
		89,722
Miscellaneous Manufacturing–0.08%
3M
2.25% 3/15/23	20,000	20,913
2.65% 4/15/25	40,000	43,453
		64,366
Oil & Gas–0.37%
BP Capital Markets America
3.22% 11/28/23	75,000	80,602
3.79% 2/6/24	50,000	54,823
Chevron 1.55% 5/11/25	10,000	10,360
Equinor 3.25% 11/18/49	10,000	10,637
Exxon Mobil 2.99% 3/19/25	40,000	43,807
Hess
5.60% 2/15/41	20,000	21,606
5.80% 4/1/47	20,000	21,886
Noble Energy 5.25% 11/15/43	10,000	13,233
Suncor Energy 3.10% 5/15/25	25,000	26,851
		283,805
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services–0.00%
National Oilwell Varco 3.60% 12/1/29	2,000	$ 1,940
		1,940
Pharmaceuticals–1.28%
AbbVie
2.60% 11/21/24	70,000	74,234
4.25% 11/21/49	5,000	5,906
4.45% 5/14/46	30,000	35,654
AmerisourceBergen
2.80% 5/15/30	35,000	37,395
3.45% 12/15/27	25,000	28,559
AstraZeneca 2.38% 11/16/20	60,000	60,150
Becton Dickinson & Co. 2.89% 6/6/22	35,000	36,208
Bristol-Myers Squibb 3.25% 8/15/22	150,000	158,022
Cigna 3.75% 7/15/23	44,000	47,678
CVS Health
3.00% 8/15/26	25,000	27,308
3.35% 3/9/21	40,000	40,522
GlaxoSmithKline Capital
0.53% 10/1/23	40,000	40,030
3.13% 5/14/21	40,000	40,686
3.38% 5/15/23	40,000	43,063
4.20% 3/18/43	6,000	7,685
Johnson & Johnson 2.25% 9/1/50	10,000	9,867
Merck & Co.
0.75% 2/24/26	85,000	85,259
4.00% 3/7/49	10,000	12,595
Novartis Capital 2.75% 8/14/50	22,000	23,566
Upjohn 3.85% 6/22/40	10,000	10,766
Zoetis
3.00% 9/12/27	100,000	110,499
3.90% 8/20/28	35,000	41,525
		977,177
Pipelines–0.35%
Cheniere Corpus Christi Holdings 3.70% 11/15/29	10,000	10,388
ONEOK
2.75% 9/1/24	45,000	46,083
5.20% 7/15/48	5,000	4,812
Sabine Pass Liquefaction
4.20% 3/15/28	40,000	43,395
4.50% 5/15/30	75,000	84,411
TransCanada PipeLines
4.10% 4/15/30	15,000	17,288
4.88% 5/15/48	10,000	12,373
Williams 3.50% 11/15/30	20,000	21,732

LVIP BlackRock Advantage Allocation Fund–18

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Williams Companies 5.10% 9/15/45	20,000	$ 22,428
		262,910
Real Estate Investment Trusts–1.17%
American Tower
1.30% 9/15/25	25,000	25,261
4.00% 6/1/25	45,000	50,613
4.40% 2/15/26	25,000	28,517
CC Holdings 3.85% 4/15/23	50,000	53,845
Crown Castle International
3.20% 9/1/24	35,000	37,740
5.25% 1/15/23	55,000	60,432
Equinix
3.00% 7/15/50	10,000	9,917
3.20% 11/18/29	215,000	236,865
GLP Capital
4.00% 1/15/30	60,000	62,096
4.00% 1/15/31	80,000	83,282
5.38% 4/15/26	40,000	44,332
Host Hotels & Resorts 3.75% 10/15/23	30,000	30,948
Omega Healthcare Investors 4.50% 4/1/27	50,000	53,706
Public Storage 3.39% 5/1/29	60,000	69,133
Realtyome 4.65% 3/15/47	30,000	39,296
Spirit Realty 3.40% 1/15/30	5,000	4,968
		890,951
Retail–0.51%
Costco Wholesale 1.75% 4/20/32	56,000	57,406
Dollar General
3.50% 4/3/30	70,000	79,619
4.13% 4/3/50	40,000	47,766
Home Depot
3.35% 9/15/25	30,000	33,805
4.25% 4/1/46	20,000	25,438
Lowe's Cos 5.13% 4/15/50	10,000	13,683
McDonald's 2.75% 12/9/20	40,000	40,098
Ross Stores 4.60% 4/15/25	5,000	5,755
Starbucks 3.55% 8/15/29	20,000	22,937
Walgreens Boots Alliance 3.80% 11/18/24	10,000	11,011
Walmart 3.25% 10/25/20	50,000	50,097
		387,615
Semiconductors–0.56%
Broadcom
4.11% 9/15/28	73,000	81,633
4.15% 11/15/30	35,000	39,294
4.30% 11/15/32	70,000	79,805
Intel 2.88% 5/11/24	40,000	43,232
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Maxim Integrated Products 3.45% 6/15/27	90,000	$ 100,255
Micron Technology 2.50% 4/24/23	20,000	20,768
NVIDIA 3.50% 4/1/50	50,000	58,421
		423,408
Software–0.63%
Adobe 2.15% 2/1/27	40,000	42,922
Citrix Systems 3.30% 3/1/30	50,000	53,364
Intuit 1.35% 7/15/27	25,000	25,358
Microsoft
2.53% 6/1/50	9,000	9,389
4.10% 2/6/37	16,000	20,759
Oracle
1.90% 9/15/21	20,000	20,285
2.50% 4/1/25	95,000	101,797
ServiceNow 1.40% 9/1/30	121,000	117,599
VMware 2.95% 8/21/22	85,000	88,491
		479,964
Telecommunications–0.71%
AT&T
3.10% 2/1/43	15,000	14,633
3.30% 2/1/52	15,000	13,958
3.50% 2/1/61	10,000	9,495
4.45% 4/1/24	40,000	44,726
5.25% 3/1/37	60,000	75,078
Motorola Solutions 4.60% 2/23/28	20,000	23,340
T-Mobile USA
3.88% 4/15/30	35,000	39,796
4.38% 4/15/40	70,000	82,052
4.50% 4/15/50	40,000	48,078
Verizon Communications
3.38% 2/15/25	65,000	72,374
4.13% 8/15/46	20,000	24,622
4.50% 8/10/33	75,000	94,708
		542,860
Toys Games Hobby–0.01%
Hasbro 3.90% 11/19/29	4,000	4,197
		4,197
Transportation–0.04%
Burlington Northern Santa Fe 4.70% 9/1/45	25,000	33,378
		33,378

LVIP BlackRock Advantage Allocation Fund–19

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Water–0.05%
Essential Utilities 3.57% 5/1/29	35,000	$ 39,682
		39,682
Total Corporate Bonds (Cost $15,477,857)		16,303,390
MUNICIPAL BONDS–0.31%
Bay Area Toll Authority (Build America Bonds) Series S3 6.91% 10/1/50	15,000	27,187
Board of Regents of the University of Texas System (TXBL-REF-SER B) Series B 2.44% 8/15/49	5,000	5,075
California State University (TXBL-REF-SER B) Series B 2.98% 11/1/51	15,000	15,718
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	35,000	61,237
District of Columbia Water & Sewer Authority (TXBL-SENIOR LIEN-GREEN BOND- S) 4.81% 10/1/14	5,000	7,485
New Jersey Turnpike Authority Series A 7.10% 1/1/41	25,000	41,065
New York State Dormitory Authority (TXBL-REF-SER B) Series B 3.14% 7/1/43	5,000	5,328
State of Oregon 5.89% 6/1/27	35,000	44,223
Texas Transportation Commission (TXBL-REF) 2.47% 10/1/44 (GO)	10,000	10,172
Texas Transportation Commission State Highway Fund (TXBL-REF) 4.00% 10/1/33	10,000	12,592
University of California 3.71% 5/15/20	5,000	5,301
Total Municipal Bonds (Cost $206,138)		235,383
NON-AGENCY ASSET-BACKED SECURITIES–7.93%
AmeriCredit Automobile Receivables Trust Series 2017-3 C 2.69% 6/19/23	220,000	223,732
Avant Loans Funding Trust
Series 2019-B A 2.72% 10/15/26	58,388	58,613
Series 2020-REV1 A 2.17% 5/15/29	150,000	149,525
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Conn's Receivables Funding Series 2018-A A 3.25% 1/15/23	2,266	$ 2,267
Consumer Loan Underlying Bond CLUB Credit Trust
Series 2019-P2 A 2.47% 10/15/26	75,267	75,626
Series 2020-P1 A 2.26% 3/15/28	125,615	126,563
Consumer Loan Underlying Bond Credit Trust Series 2019-P1 A 2.94% 7/15/26	50,413	50,793
Drive Auto Receivables Trust
Series 2017-3 D 3.53% 12/15/23	113,952	115,800
Series 2017-BA D 3.72% 10/17/22	30,848	30,998
Series 2018-1 D 3.81% 5/15/24	134,674	137,681
Series 2018-2 C 3.63% 8/15/24	43,609	43,809
Series 2018-2 D 4.14% 8/15/24	80,000	83,065
Series 2018-3 C 3.72% 9/16/24	50,444	50,883
Series 2018-3 D 4.30% 9/16/24	60,000	62,679
Series 2018-4 C 3.66% 11/15/24	110,600	111,980
Series 2018-4 D 4.09% 1/15/26	30,000	31,331
Series 2019-1 B 3.41% 6/15/23	131,702	132,328
Series 2019-1 C 3.78% 4/15/25	90,000	92,499
Series 2019-1 D 4.09% 6/15/26	200,000	209,942
Series 2019-2 C 3.42% 6/16/25	180,000	185,241
Series 2019-4 C 2.51% 11/17/25	200,000	204,645
Series 2020-1 C 2.36% 3/16/26	140,000	143,434
Series 2020-2 A2A 0.85% 7/17/23	169,292	169,584
Series 2020-2 A3 0.83% 5/15/24	100,000	100,446
Series 2020-2 B 1.42% 3/17/25	60,000	60,691
Series 2020-2 C 2.28% 8/17/26	30,000	30,846
DT Auto Owner Trust Series 2019-3A C 2.74% 4/15/25	70,000	71,221
Exeter Automobile Receivables Trust
Series 2019-1A B 3.45% 2/15/23	104,576	105,096

LVIP BlackRock Advantage Allocation Fund–20

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust (continued)
Series 2020-1A B 2.26% 4/15/24	200,000	$ 202,970
Series 2020-3A B 0.79% 9/16/24	90,000	90,031
Ford Credit Auto Owner Trust Series 2018-1 A 3.19% 7/15/31	100,000	110,151
Marlette Funding Trust
A 2.69% 9/17/29	49,239	49,650
Series 2018-3A B 3.86% 9/15/28	136,376	137,192
Series 2018-4A A 3.71% 12/15/28	16,150	16,259
Series 2019-1A A 3.44% 4/16/29	41,197	41,609
Series 2019-2A A 3.13% 7/16/29	70,865	71,611
Series 2020-1A A 2.24% 3/15/30	57,455	57,890
Series 2020-2A A 1.02% 9/16/30	93,996	94,147
OneMain Financial Issuance Trust Series 2019-2A A 3.14% 10/14/36	140,000	149,902
Prosper Marketplace Issuance Trust
Series 2019-1A A 3.54% 4/15/25	1,251	1,252
Series 2019-4A A 2.48% 2/17/26	12,224	12,277
Santander Drive Auto Receivables Series 2020-3 B 0.69% 3/17/25	190,000	190,063
Santander Drive Auto Receivables Trust
Series 2016-3 D 2.80% 8/15/22	135,344	136,334
Series 2017-2 D 3.49% 7/17/23	94,745	96,233
Series 2018-2 D 3.88% 2/15/24	200,000	207,060
Series 2018-5 D 4.19% 12/16/24	130,000	135,300
Series 2019-3 B 2.28% 9/15/23	130,000	131,579
Series 2020-2 B 0.96% 11/15/24	40,000	40,129
Series 2020-2 C 1.46% 9/15/25	60,000	60,728
Santander Revolving Auto Loan Trust Series 2019-A A 2.51% 1/26/32	100,000	105,911
SoFi Consumer Loan Program
Series 2017-1 A 3.28% 1/26/26	3,747	3,753
Series 2017-4 A 2.50% 5/26/26	18,302	18,437
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
SoFi Consumer Loan Program (continued)
Series 2017-6 A2 2.82% 11/25/26	26,602	$ 26,791
Series 2018-1 A2 3.14% 2/25/27	46,820	47,127
Toyota Auto Loan Extended Note Trust Series 2020-1A A 1.35% 5/25/33	100,000	102,622
Upgrade Receivables Trust Series 2019-2A A 2.77% 10/15/25	15,909	15,952
Upstart Securitization Trust Series 2020-1 A 2.32% 4/22/30	148,993	150,074
Westlake Automobile Receivables Trust
Series 2018-3A B 3.32% 10/16/23	93,003	93,266
Series 2018-3A C 3.61% 10/16/23	165,000	167,321
Series 2018-3A D 4.00% 10/16/23	40,000	41,289
Series 2019-2A B 2.62% 7/15/24	200,000	203,065
Series 2020-2A B 1.32% 7/15/25	110,000	110,650
Series 2020-2A C 2.01% 7/15/25	70,000	71,004
Total Non-Agency Asset-Backed Securities (Cost $5,955,083)		6,050,947
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.48%
•Connecticut Avenue Securities Trust
Series 2020-R01 1M1 0.95% (LIBOR01M + 0.80%) 1/25/40	107,116	106,937
Series 2020-R02 2M1 0.90% (LIBOR01M + 0.75%) 1/25/40	63,409	63,219
•Freddie Mac STACR Trust 1.65% (LIBOR01M + 1.50%) 6/25/50	200,000	200,336
Total Non-Agency Collateralized Mortgage Obligations (Cost $370,525)		370,492
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.21%
Bank Series 2019-BN23 A3 2.92% 12/15/52	40,000	44,585
BANK Series 2020-BN28 A4 1.84% 3/15/63	30,000	30,862
Benchmark Mortgage Trust Series 2020-B19 A5 1.85% 9/15/53	65,000	66,766

LVIP BlackRock Advantage Allocation Fund–21

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust Series 2019-B15 A5 2.93% 12/15/72	40,000	$ 44,607
CFCRE Commercial Mortgage Trust
Series 2012-CR3 AM 3.42% 10/15/45	50,000	50,721
Series 2016-C4 AM 3.69% 5/10/58	50,000	55,103
Citigroup Commercial Mortgage Trust
Series 2015-GC29 A2 2.67% 4/10/48	4,922	4,921
•Series 2017-P8 AS 3.79% 9/15/50	40,000	45,094
JPM-BB Commercial Mortgage Securities Trust
Series 2013-C17 A3 3.93% 1/15/47	29,416	31,885
Series 2015-C33 A4 3.77% 12/15/48	50,000	56,337
Series 2016-C1 A5 3.58% 3/15/49	30,000	33,528
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 A4 3.10% 5/15/46	40,000	41,371
Morgan Stanley Capital I Trust
Series 2015-UBS8 A3 3.54% 12/15/48	70,000	77,124
Series 2019-L3 AS 3.49% 11/15/52	20,000	22,402
Series 2020-L4 A3 2.70% 2/15/53	50,000	54,501
Wells Fargo Commercial Mortgage Trust
Series 2015-C26 AS 3.58% 2/15/48	30,000	32,322
Series 2018-C46 AS 4.38% 8/15/51	50,000	58,725
WFRBS Commercial Mortgage Trust
Series 2013-C12 A4 3.20% 3/15/48	10,000	10,485
Series 2013-C14 A5 3.34% 6/15/46	20,000	21,070
•Series 2013-C18 A5 4.16% 12/15/46	50,000	54,645
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust (continued)
•Series 2013-UBS1 A4 4.08% 3/15/46	50,000	$ 54,164
•Series 2014-C23 AS 4.21% 10/15/57	30,000	33,159
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $893,531)		924,377
ΔSOVEREIGN BONDS–0.17%
MEXICO–0.04%
Mexico Government International Bond 6.05% 1/11/40	20,000	25,009
		25,009
PERU–0.03%
Peruvian Government International Bond 5.63% 11/18/50	15,000	23,887
		23,887
URUGUAY–0.10%
Uruguay Government International Bond
4.38% 10/27/27	50,000	57,750
5.10% 6/18/50	15,000	20,119
		77,869
Total Sovereign Bonds (Cost $112,735)		126,765

	Number of Shares
MONEY MARKET FUND–8.43%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.02%)	6,428,352	6,428,352
Total Money Market Fund (Cost $6,428,352)		6,428,352

TOTAL INVESTMENTS–107.97% (Cost $76,149,022)	82,371,576

	Principal Amount°	Value (U.S. $)
TBA SALES–(2.06)%
AGENCY MORTGAGE-BACKED SECURITY–(2.06)%
Fannie Mae S.F. 30 yr TBA	(1,500,000)	$(1,571,309)
Total TBA Sales (Proceeds $1,574,531)		(1,571,309)

LVIP BlackRock Advantage Allocation Fund–22

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(5.91%)	(4,510,765)
NET ASSETS APPLICABLE TO 5,847,540 SHARES OUTSTANDING–100.00%	$76,289,502

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2020. Rate will reset at a future date.
Δ Securities have been classified by country of origin.

The following futures contracts were outstanding at September 30, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
5	U.S. Treasury 10 yr Notes	$697,656	$697,882	12/21/20	$—	$(226)
(5)	U.S. Treasury 10 yr Ultra Notes	(799,609)	(799,160)	12/21/20	—	(449)
2	U.S. Treasury 2 yr Notes	441,922	441,720	12/31/20	202	—
(4)	U.S. Treasury 5 yr Notes	(504,125)	(503,909)	12/31/20	—	(216)
10	U.S. Treasury Long Bonds	1,762,812	1,771,119	12/21/20	—	(8,307)
13	U.S. Treasury Ultra Bonds	2,883,563	2,891,489	12/21/20	—	(7,926)
					202	(17,124)
Equity Contracts:
2	E-mini MSCI EAFE Index	185,320	190,957	12/18/20	—	(5,637)
1	E-mini MSCI Emerging Markets Index	54,425	53,482	12/18/20	943	—
3	E-mini S&P 500 Index	502,800	500,095	12/18/20	2,705	—
					3,648	(5,637)
Total Futures Contracts					$3,850	$(22,761)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

Summary of Abbreviations:
ADR–American Depositary Receipt
BB–Barclays Bank
CVA–Dutch Certificate
EAFE–Europe Australasia Far East
GDR–Global Depository Receipt
GNMA–Government National Mortgage Association
GO–Government Obligation
IT–Information Technology
JPM-BB–JPMorgan Barclays Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LVIP BlackRock Advantage Allocation Fund–23

LVIP BlackRock Advantage Allocation Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
S.F.–Single Family
TBA–To be announced
USD–United States Dollar
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP BlackRock Advantage Allocation Fund–24

LVIP BlackRock Advantage Allocation Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Advantage Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.
 Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP BlackRock Advantage Allocation Fund–25

LVIP BlackRock Advantage Allocation Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$226,715	$—	$—	$226,715
Air Freight & Logistics	56,510	—	—	56,510
Airlines	35,964	—	—	35,964
Auto Components	16,136	—	—	16,136
Automobiles	261,867	—	—	261,867
Banks	468,612	—	—	468,612
Beverages	399,569	—	—	399,569
Biotechnology	506,077	—	—	506,077
Building Products	138,899	—	—	138,899
Capital Markets	655,635	—	—	655,635
Chemicals	531,371	—	—	531,371
Communications Equipment	443,788	—	—	443,788
Consumer Finance	141,860	—	—	141,860
Distributors	64,716	—	—	64,716
Diversified Consumer Services	33,145	—	—	33,145
Diversified Financial Services	228,910	—	—	228,910
Electric Utilities	213,915	—	—	213,915
Electrical Equipment	1,765	—	—	1,765
Electronic Equipment, Instruments & Components	86,380	—	—	86,380
Entertainment	350,244	—	—	350,244
Equity Real Estate Investment Trusts	406,711	—	—	406,711
Food & Staples Retailing	527,515	—	—	527,515
Food Products	93,913	—	—	93,913
Gas Utilities	14,907	—	—	14,907
Health Care Equipment & Supplies	654,241	—	—	654,241
Health Care Providers & Services	903,104	—	—	903,104
Health Care Technology	120,949	—	—	120,949
Hotels, Restaurants & Leisure	336,126	—	—	336,126
Household Products	500,735	—	—	500,735
Industrial Conglomerates	514,555	—	—	514,555
Insurance	492,823	—	—	492,823
Interactive Media & Services	1,217,729	—	—	1,217,729
Internet & Direct Marketing Retail	941,470	—	—	941,470
IT Services	1,417,355	—	—	1,417,355
Leisure Products	21,240	—	—	21,240
Life Sciences Tools & Services	300,778	—	—	300,778
Machinery	312,596	—	—	312,596
Media	258,031	—	—	258,031
Multiline Retail	119,825	—	—	119,825
Multi-Utilities	12,292	—	—	12,292
Personal Products	62,201	—	—	62,201
Pharmaceuticals	922,350	—	—	922,350
Professional Services	82,252	—	—	82,252
Real Estate Management & Development	12,787	—	—	12,787
Semiconductors & Semiconductor Equipment	1,008,948	—	—	1,008,948
Software	2,141,958	—	—	2,141,958
Specialty Retail	1,099,900	—	—	1,099,900
Technology Hardware, Storage & Peripherals	1,301,179	—	—	1,301,179
Textiles, Apparel & Luxury Goods	868,303	—	—	868,303
Thrifts & Mortgage Finance	17,801	—	—	17,801
Trading Companies & Distributors	11,773	—	—	11,773
Developed Markets
Auto Components	13,921	102,850	—	116,771
Automobiles	19,650	244,224	—	263,874
LVIP BlackRock Advantage Allocation Fund–26

LVIP BlackRock Advantage Allocation Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
Developed Markets (continued)
Banks	$333,089	$498,995	$—	$832,084
Beverages	—	325,553	—	325,553
Biotechnology	10,266	149,908	—	160,174
Building Products	—	99,455	—	99,455
Capital Markets	1,526	138,282	—	139,808
Chemicals	—	847,972	—	847,972
Commercial Services & Supplies	3,736	98,725	—	102,461
Construction & Engineering	—	85,740	—	85,740
Consumer Finance	—	61,134	—	61,134
Distributors	—	5,750	—	5,750
Diversified Consumer Services	—	13,560	—	13,560
Diversified Financial Services	53,353	13,788	—	67,141
Diversified Telecommunication Services	—	107,113	—	107,113
Electric Utilities	33,776	186,115	—	219,891
Electrical Equipment	18,957	211,940	—	230,897
Electronic Equipment, Instruments & Components	—	199,523	—	199,523
Energy Equipment & Services	43,760	17,214	—	60,974
Entertainment	—	136,679	—	136,679
Equity Real Estate Investment Trusts	17,835	124,876	—	142,711
Food & Staples Retailing	—	202,101	—	202,101
Food Products	—	543,069	—	543,069
Gas Utilities	—	39,339	—	39,339
Health Care Equipment & Supplies	24,998	256,840	—	281,838
Health Care Providers & Services	—	22,934	—	22,934
Hotels, Restaurants & Leisure	—	79,797	—	79,797
Household Durables	—	75,254	—	75,254
Household Products	—	31,306	—	31,306
Industrial Conglomerates	—	177,689	—	177,689
Insurance	19,661	147,357	—	167,018
Interactive Media & Services	—	26,590	—	26,590
Internet & Direct Marketing Retail	27,562	158,175	—	185,737
IT Services	108,988	—	—	108,988
Life Sciences Tools & Services	—	70,306	—	70,306
Machinery	—	196,213	—	196,213
Marine	—	41,359	—	41,359
Media	—	65,287	—	65,287
Metals & Mining	165,963	174,283	—	340,246
Multi-Utilities	—	365,584	—	365,584
Oil, Gas & Consumable Fuels	11,189	298,111	—	309,300
Personal Products	—	649,251	—	649,251
Pharmaceuticals	—	756,513	—	756,513
Professional Services	22,725	284,976	—	307,701
Real Estate Management & Development	—	11,234	—	11,234
Road & Rail	—	131,182	—	131,182
Semiconductors & Semiconductor Equipment	—	222,696	—	222,696
Software	—	76,769	—	76,769
Specialty Retail	14,617	121,165	—	135,782
Technology Hardware, Storage & Peripherals	—	106,326	—	106,326
Textiles, Apparel & Luxury Goods	—	267,508	—	267,508
Tobacco	—	66,246	—	66,246
Trading Companies & Distributors	—	29,423	—	29,423
Wireless Telecommunication Services	7,299	337,130	—	344,429
Emerging Markets
Airlines	—	5,162	—	5,162
Auto Components	—	3,556	—	3,556
Automobiles	—	19,291	—	19,291
Banks	3,641	183,868	—	187,509
LVIP BlackRock Advantage Allocation Fund–27

LVIP BlackRock Advantage Allocation Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
Emerging Markets (continued)
Beverages	$—	$2,321	$—	$2,321
Biotechnology	—	27,715	—	27,715
Capital Markets	12,257	21,008	—	33,265
Chemicals	—	6,014	—	6,014
Construction & Engineering	—	78,460	—	78,460
Construction Materials	6,363	46,878	—	53,241
Consumer Finance	—	3,000	—	3,000
Diversified Financial Services	—	13,965	—	13,965
Diversified Telecommunication Services	—	78,760	—	78,760
Electric Utilities	—	114,629	—	114,629
Electrical Equipment	—	20,292	—	20,292
Electronic Equipment, Instruments & Components	—	49,747	—	49,747
Energy Equipment & Services	—	7,822	—	7,822
Entertainment	62,290	—	—	62,290
Food & Staples Retailing	11,471	15,983	—	27,454
Food Products	4,814	88,912	—	93,726
Health Care Equipment & Supplies	—	9,624	—	9,624
Health Care Providers & Services	14,380	—	—	14,380
Household Durables	—	7,677	—	7,677
Household Products	—	29,839	—	29,839
Independent Power and Renewable Electricity Producers	6,257	43,058	—	49,315
Insurance	—	70,031	—	70,031
Interactive Media & Services	3,674	450,442	—	454,116
Internet & Direct Marketing Retail	453,126	39,740	—	492,866
IT Services	—	84,936	—	84,936
Life Sciences Tools & Services	—	91,337	—	91,337
Machinery	—	46,036	—	46,036
Marine	—	55,234	—	55,234
Media	—	9,368	—	9,368
Metals & Mining	—	88,017	—	88,017
Multiline Retail	1,021	—	—	1,021
Oil, Gas & Consumable Fuels	13,289	486,086	—	499,375
Pharmaceuticals	—	83,533	—	83,533
Real Estate Management & Development	—	201,737	—	201,737
Semiconductors & Semiconductor Equipment	—	433,524	—	433,524
Specialty Retail	—	9,436	—	9,436
Technology Hardware, Storage & Peripherals	—	176,971	—	176,971
Textiles, Apparel & Luxury Goods	—	27,931	—	27,931
Thrifts & Mortgage Finance	—	68,927	—	68,927
Transportation Infrastructure	—	18,348	—	18,348
Water Utilities	—	9,540	—	9,540
Wireless Telecommunication Services	24,997	86,001	—	110,998
Preferred Stocks	187,263	3,391	—	190,654
Rights	1,309	—	—	1,309
Agency Collateralized Mortgage Obligations	—	102,723	—	102,723
Agency Commercial Mortgage-Backed Securities	—	829,316	—	829,316
Agency Mortgage-Backed Securities	—	14,526,830	—	14,526,830
Agency Obligation	—	35,997	—	35,997
Corporate Bonds	—	16,303,390	—	16,303,390
Municipal Bonds	—	235,383	—	235,383
Non-Agency Asset-Backed Securities	—	6,050,947	—	6,050,947
Non-Agency Collateralized Mortgage Obligations	—	370,492	—	370,492
Non-Agency Commercial Mortgage-Backed Securities	—	924,377	—	924,377
Sovereign Bonds	—	126,765	—	126,765
LVIP BlackRock Advantage Allocation Fund–28

LVIP BlackRock Advantage Allocation Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Money Market Fund	$6,428,352	$—	$—	$6,428,352
Total Investments	$29,745,800	$52,625,776	$—	$82,371,576
Liabilities:
TBA Sales	$—	$(1,571,309)	$—	(1,571,309)
Derivatives:

Assets:
Futures Contracts	$3,850	$—	$—	$3,850
Liabilities:
Futures Contracts	$(22,761)	$—	$—	$(22,761)
As a result of utilizing International fair value pricing at September 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
During the period ended September 30, 2020, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP BlackRock Advantage Allocation Fund–29